Debt - Schedule of Long-Term Debt (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2013 Senior Notes, 3.875% Due 2023 [Member]	Mar. 14, 2013 Senior Notes, 3.875% Due 2023 [Member]	Dec. 31, 2012 Senior Notes, 3.875% Due 2023 [Member]	Dec. 31, 2013 Senior Notes, 2.50% Due 2017 [Member]	Dec. 31, 2012 Senior Notes, 2.50% Due 2017 [Member]	Nov. 27, 2012 Senior Notes, 2.50% Due 2017 [Member]	Dec. 31, 2013 Senior Notes, 4.95% Due 2022 [Member]	Dec. 31, 2012 Senior Notes, 4.95% Due 2022 [Member]	Mar. 13, 2012 Senior Notes, 4.95% Due 2022 [Member]	Dec. 31, 2013 Senior Notes, 3.25% Due 2015 [Member]	Dec. 31, 2012 Senior Notes, 3.25% Due 2015 [Member]	Sep. 30, 2010 Senior Notes, 3.25% Due 2015 [Member]	Dec. 31, 2013 Commercial Paper [Member]	Dec. 31, 2012 Commercial Paper [Member]	Dec. 31, 2013 Credit Agreement [Member]		Dec. 31, 2012 Credit Agreement [Member]
Line of Credit Facility [Line Items]
Short-term borrowings	$ 335,000,000	$ 0														$ 335,000,000	$ 0
Revolving credit facility, weighted-average variable interest rate of 1.47%, as of December 31, 2012, due November 10, 2016 (a)																		0	[1]	525,000,000	[1]
Debt Securities Issued Amount				500,000,000	500,000,000	0	500,000,000	500,000,000	500,000,000	350,000,000	350,000,000	350,000,000	250,000,000	250,000,000	250,000,000
Unamortized discount	(10,000,000)	(5,000,000)
Total debt	1,925,000,000	1,620,000,000
Total long-term debt	$ 1,590,000,000	$ 1,620,000,000	[2]

[1]	$150 million was swapped to a fixed rate obligation with fixed rates ranging from 2.94% to 2.99%, for a net effective rate of 2.25% on the $525 million of outstanding debt under our revolving credit facility as of December 31, 2012.
[2]	The financial information as of December 31, 2012 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.